Average Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Return Before Taxes
	Mar. 30, 2024
Average Annual Return:
Past 1 year	2.95%
Since Inception	2.77%	[1]

[1]	A From September 22, 2022 .